Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 537	$ 329	$ 939	$ 1,054
Dividends declared per common share (in dollars) (CAD per share)	$ 0.9975	$ 0.9675	$ 1.9950	$ 1.9350
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	912,300,000	912,200,000	912,300,000	912,200,000
Assumed exercise of stock options (in shares)	0	300,000	0	300,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	912,300,000	912,500,000	912,300,000	912,500,000
Shares excluded from calculation of earnings per share (in shares)	6,554,350	3,157,969	6,554,350	3,157,969